Note 11 - Stock-based Compensation - Noncash Stock-based Compensation Expense Related to Stock Options, ESPP, and RSUs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Allocated Share-based Compensation Expense	$ 523	$ 768	$ 1,532	$ 2,028	$ 3,080	$ 4,966
Cost of Sales [Member]
Allocated Share-based Compensation Expense	40	20	128	56	97	269
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	122	137	339	353	547	1,766
Selling, General and Administrative Expenses [Member]
Allocated Share-based Compensation Expense	$ 361	$ 611	$ 1,065	$ 1,619	$ 2,436	$ 2,931